CONDENSED STATEMENT OF CASH FLOWS (USD $)	12 Months Ended		63 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Cash Flows from Operating Activities:
Net Loss	$ (45,863)	$ (17,323)	$ (63,186)
Changes in Assets and Liabilities:
Increase in Accounts Payable	11,082		11,082
Net Cash Used in Operating Activities	(34,781)	(17,323)	(52,104)
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Proceeds from Borrowings	17,200		17,200
Proceeds from Sale of Common Stock		35,650	35,650
Net Cash Provided by Financing Activities	17,200	35,650	52,850
Increase (Decrease) in Cash	(17,581)	18,327	746
Cash - Beginning of Period	18,327
Cash - End of Period	746	18,327	746
Supplemental Disclosures of Cash Flow Information:
Interest Paid
Income Taxes Paid